Significant Accounting Judgements and Estimates - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Provisions	€ 166,396	€ 99,149
Warrant compensation cost	23,000	19,700	€ 28,800
Derivative liabilities	256,231	150,670
Revenue	720,132	363,641	€ 266,718
Carrying amount of royalty funding liabilities	290,900	305,400
Sales Deductions And Product Returns In U.S. Market [Member]
Disclosure of changes in accounting estimates [line items]
Provisions	€ 166,400	€ 99,100